CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 4,727,677	$ 5,852,363	$ 7,151,800
Accounts receivable, net of allowance for credit losses of $80,423 and $75,000 at June 30, 2025 and September 30, 2024, respectively	199,047	328,252	255,502
Inventories	338,723	432,725	330,027
Prepaid expenses and other current assets	338,447	756,185	389,241
Current assets of discontinued operations	25,008	678,146
Total current assets	5,628,902	8,047,671	8,126,570
Property and equipment, net	511,203	458,895	838,270
Noncurrent assets of discontinued operations	11,264	94,337
Other assets:
Restricted cash	750,000	750,000	750,000
Intangible assets	2,698,975	2,698,975	2,698,975
Operating right of use asset	334,402	739,162	1,237,762
Total assets	9,934,746	12,789,040	13,651,577
Current liabilities:
Accounts payable and accrued liabilities	1,564,707	1,737,366	2,270,388
Operating lease liability, current	334,403	545,912	498,598
Deferred revenue	12,285	58,785	76,435
Current liabilities of discontinued operations	124,565	56,061
Total current liabilities	2,035,960	2,398,124	2,845,421
Long term accrued liabilities	31,467	31,467	31,467
Deferred revenue, long term	194,000	194,000	194,000
Operating lease liability, long term		193,249	739,162
Deferred tax liability, net	684,115	684,115	684,115
Warrants classified as a liability	1,160	320,000	4,285,000
Total liabilities	2,946,702	3,820,955	8,779,165
Commitments and contingencies (Note G)
Applied DNA Sciences, Inc. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized; -0- shares issued and outstanding as of June 30, 2025 and September 30, 2024
Common stock, par value $0.001 per share; 200,000,000 shares authorized as of June 30, 2025 and September 30, 2024; 901,500 and 13,755 shares issued and outstanding as of June 30, 2025 and September 30, 2024, respectively	902	14
Additional paid in capital	381,150,267	318,815,358
Accumulated deficit	(373,888,601)	(309,672,755)
Applied DNA Sciences, Inc. stockholders' equity	7,262,568	9,142,617	4,951,159
Noncontrolling interest	(274,524)	(174,532)	(78,747)
Total equity	6,988,044	8,968,085	4,872,412
Total liabilities and equity	9,934,746	12,789,040	13,651,577
Series A Preferred stock
Applied DNA Sciences, Inc. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized; -0- shares issued and outstanding as of June 30, 2025 and September 30, 2024
Series B Preferred stock
Applied DNA Sciences, Inc. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized; -0- shares issued and outstanding as of June 30, 2025 and September 30, 2024